RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Benefits Paid To Participants (Details) - EBP 042 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 408,194,971	$ 372,783,240
Less: previously deemed distributions of participant loans	(242,370)
Plus: current deemed distributions	340,076
Benefits paid to participants per the Form 5500	$ 408,292,677